Thomas G. Sheehan, Partner

Thomas.Sheehan@practus.com

6 Surrey Lane

Falmouth, ME 04105

(207) 553-3834

August 25, 2022

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:       Torray Fund (the "Trust")

Preliminary Proxy Materials

File Nos. 033-34411 and 811-06096

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, please find a copy of the Trust's Preliminary Proxy Statement, Notice of Special Meeting of Shareholders and Form of Proxy (collectively, the "Proxy Materials"). These Proxy Materials are being filed in connection with a Special Meeting of Shareholders of the Trust (the "Special Meeting") being held to:

(1)	approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Torray Fund, a series of the Trust ("Old Fund") to a corresponding newly created series (the "New Fund") of The RBB Fund Trust ("RBB Trust") (both the Old Fund and New Fund are sometimes referred to herein as a "Fund."). The transfer would be (a) an exchange of Old Fund shares for shares of the New Fund, which would be distributed pro rata by the Old Fund to the holders of its shares in complete liquidation of the Old Fund, and (b) the assumption by the New Fund of all of the liabilities of the Old Fund (the "Reorganization"); and.

(2)	transact such other business as may properly come before the meeting or any adjournments or postponements thereof.

Questions and comments concerning the enclosed materials may be directed to me at the e-mail address and phone number and referenced above.

Yours truly,

Thomas G. Sheehan